SCHEDULE OF DETAILED INFORMATION ABOUT FOREIGN CURRENCY RISK MANAGEMENT (Details) ₪ in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ILS (₪)
Notes and other explanatory information [abstract]
Foreign currency denominated monetary liabilities	$ (28,909)	$ (28,842)	₪ (67)	$ (13,641)	$ (13,463)	₪ (178)
Foreign currency denominated monetary assets	$ 25,028	$ 17,386	₪ 7,642	$ 12,443	$ 4,949	₪ 7,494